Share Capital - Schedule of Share Capital (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 16, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount
Equity balance at beginning of period		$ 36,099	$ 24,752	$ (108)
Share issue costs		(764)	(1,256)	(1,742)
Equity balance at end of period		26,502	36,099	24,752
At-the-market agreement
Amount
Issued shares		$ 13,338	$ 34,168	$ 40,038
Warrant Derivatives
Number
Issued (shares)	4,619,773
Shares
Number
Share capital issued, beginning (shares)		55,043,789	46,166,980	32,198,453
Share capital issued ending (shares)		61,327,914	55,043,789	46,166,980
Amount
Equity balance at beginning of period		$ 391,348	$ 356,824	$ 311,078
Share issue costs		(764)	(1,256)	(1,742)
Equity balance at end of period		$ 404,040	$ 391,348	$ 356,824
Shares | Stock option plan
Number
Issued (shares)		8,333	123,159	133,454
Amount
Issued shares		$ 20	$ 381	$ 385
Shares | Incentive award plan
Number
Issued (shares)		40,560	150,899	234,172
Amount
Issued shares		$ 98	$ 544	$ 732
Shares | At-the-market agreement
Number
Issued (shares)		6,235,232	8,401,029	12,182,532
Amount
Issued shares		$ 13,338	$ 34,168	$ 40,038
Shares | Warrant Derivatives
Number
Issued (shares)			201,722	1,418,369
Amount
Issued shares			$ 687	$ 6,333